Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Reportable Segments

	For the year ended December 31,
In millions	2011	2010	2009
Net sales:
Semiconductor Materials	$1,023.1	$992.6	$586.3
Solar Materials	957.4	826.1	573.5
Solar Energy	735.0	420.5	3.8
Consolidated net sales	$2,715.5	$2,239.2	$1,163.6
Operating (loss) income:
Semiconductor Materials	$(31.1)	$68.2	$(205.6)
Solar Materials	(665.7)	86.9	184.4
Solar Energy	(478.3)	(10.7)	(6.2)
Corporate and other	(125.4)	(123.3)	(99.8)
Consolidated operating (loss) income	$(1,300.5)	$21.1	$(127.2)
Interest expense:
Semiconductor Materials	$(1.6)	$3.2	$1.5
Solar Materials	3.3	(0.8)	0.7
Solar Energy	32.2	26.6	1.8
Corporate and other	$43.3	$—	$—
Consolidated interest expense	$77.2	$29.0	$4.0
Depreciation and amortization:
Semiconductor Materials	$124.2	$108.8	$96.6
Solar Materials	66.2	34.9	25.4
Solar Energy	36.7	21.1	2.0
Consolidated depreciation and amortization	$227.1	$164.8	$124.0
Capital expenditures:
Semiconductor Materials	$144.6	$150.4	$87.3
Solar Materials	301.5	198.2	138.1
Solar Energy(1)	599.9	281.4	28.0
Corporate and other	4.6	2.1	—
Consolidated capital expenditures	$1,050.6	$632.1	$253.4
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(1)	Consists primarily of construction of solar energy systems of $598.1 million, $280.1 million and $28.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas	Net Sales to Customers

	For the year ended December 31,
	2011	2010	2009
Dollars in millions
United States	$447.5	$242.8	$154.7
Foreign	2,268.0	1,996.4	1,008.9
Total	$2,715.5	$2,239.2	$1,163.6

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Foreign revenues were derived from sales to the following countries:

	For the year ended December 31,
	2011	2010	2009
Dollars in millions
China	$598.8	$415.8	$296.5
Korea	237.1	176.9	91.4
Taiwan	530.0	549.4	333.9
Italy	375.6	385.3	20.8
Other foreign countries	526.5	469.0	266.3
Total	$2,268.0	$1,996.4	$1,008.9

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2011	2010
Dollars in millions
United States	$975.2	$621.4
Japan	165.3	456.5
Taiwan	255.4	269.4
Italy	427.5	323.0
Other foreign countries	569.7	363.2
Total	$2,393.1	$2,033.5